Segment Information - Additional Information (Detail) - Segment	1 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Segment Reporting Information [Line Items]
Description of Segment Reporting	The Company’s CODM has been identified as the Chief Executive Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment.	The Company’s CODM has been identified as the Chief Financial Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember	srt:ChiefFinancialOfficerMember
Single Reportable Segment [Member]
Segment Reporting Information [Line Items]
Number of Reportable Segments	1	1